Nature of business (Details)	9 Months Ended	12 Months Ended
	Sep. 30, 2022	Dec. 31, 2021
Docebo S.p.A
Disclosure of subsidiaries [line items]
Ownership percentage	100.00%	100.00%
Docebo NA, Inc.
Disclosure of subsidiaries [line items]
Ownership percentage	100.00%	100.00%
Docebo EMEA FZ-LLC
Disclosure of subsidiaries [line items]
Ownership percentage	100.00%	100.00%
Docebo UK Limited
Disclosure of subsidiaries [line items]
Ownership percentage	100.00%	100.00%
Docebo France Société par Actions Simplifiée (“Docebo France”)
Disclosure of subsidiaries [line items]
Ownership percentage	100.00%	100.00%
Docebo DACH GmbH (“Docebo Germany”)
Disclosure of subsidiaries [line items]
Ownership percentage	100.00%	100.00%
Docebo Australia Pty Ltd ("Docebo Australia")
Disclosure of subsidiaries [line items]
Ownership percentage	100.00%	0.00%
Docebo Ireland Limited
Disclosure of subsidiaries [line items]
Ownership percentage	100.00%	0.00%